UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23117

JPMorgan Trust IV

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Noah D. Greenhill, Esq.

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust IV

Schedule of Portfolio Investments as of September 30, 2018

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2018.

JPMorgan Equity Premium Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

Investments	Shares	Value ($)
LONG POSITIONS — 99.6%
COMMON STOCKS — 83.4%
Aerospace & Defense — 2.1%
General Dynamics Corp.	1,800	368,496
United Technologies Corp.	4,855	678,777

		1,047,273

Banks — 2.1%
BB&T Corp.	10,678	518,310
SunTrust Banks, Inc.	4,780	319,257
Wells Fargo & Co.	4,720	248,083

		1,085,650

Beverages — 3.5%
Coca-Cola Co. (The)	13,793	637,099
Constellation Brands, Inc., Class A	1,470	316,961
Molson Coors Brewing Co., Class B	1,724	106,026
PepsiCo, Inc.	6,130	685,334

		1,745,420

Capital Markets — 2.2%
CME Group, Inc.	2,185	371,909
Intercontinental Exchange, Inc.	6,695	501,389
State Street Corp.	2,822	236,427

		1,109,725

Chemicals — 1.8%
Celanese Corp.	1,469	167,466
DowDuPont, Inc.	9,030	580,720
Eastman Chemical Co.	1,739	166,457

		914,643

Commercial Services & Supplies — 1.3%
Waste Management, Inc.	6,962	629,086

Consumer Finance — 0.7%
American Express Co.	3,425	364,728

Containers & Packaging — 1.0%
Avery Dennison Corp.	3,985	431,775
Silgan Holdings, Inc.	3,273	90,989

		522,764

Diversified Financial Services — 1.1%
Berkshire Hathaway, Inc., Class B *	2,535	542,769

Diversified Telecommunication Services — 0.9%
Verizon Communications, Inc.	8,607	459,528

Electric Utilities — 5.1%
American Electric Power Co., Inc.	9,045	641,110
Exelon Corp.	12,205	532,870
NextEra Energy, Inc.	4,178	700,233
Xcel Energy, Inc.	14,277	674,017

		2,548,230

Electrical Equipment — 1.4%
Eaton Corp. plc	8,220	712,921

Entertainment — 1.3%
Walt Disney Co. (The)	5,725	669,481

Equity Real Estate Investment Trusts (REITs) — 2.8%
AvalonBay Communities, Inc.	2,555	462,838
Prologis, Inc.	4,045	274,211
Public Storage	2,010	405,276
Vornado Realty Trust	3,692	269,516

		1,411,841

Food & Staples Retailing — 0.8%
Costco Wholesale Corp.	1,780	418,086

Food Products — 1.3%
Mondelez International, Inc., Class A	15,226	654,109

Health Care Equipment & Supplies — 3.7%
Becton Dickinson and Co.	2,553	666,333
Danaher Corp.	1,120	121,699
Medtronic plc	6,675	656,620
Zimmer Biomet Holdings, Inc.	3,288	432,273

		1,876,925

Health Care Providers & Services — 2.8%
Cigna Corp.	3,347	697,013
UnitedHealth Group, Inc.	2,688	715,115

		1,412,128

Hotels, Restaurants & Leisure — 0.4%
McDonald’s Corp.	1,316	220,154

Household Products — 0.9%
Colgate-Palmolive Co.	4,313	288,756
Procter & Gamble Co. (The)	2,275	189,348

		478,104

Industrial Conglomerates — 1.4%
Honeywell International, Inc.	4,312	717,517

Insurance — 5.8%
American International Group, Inc.	10,928	581,807
Axis Capital Holdings Ltd.	1,585	91,470
Chubb Ltd.	4,643	620,490
Everest Re Group Ltd.	2,863	654,110
Hartford Financial Services Group, Inc. (The)	7,407	370,054
Loews Corp.	4,141	208,002
Marsh & McLennan Cos., Inc.	4,700	388,784

		2,914,717

Interactive Media & Services — 1.4%
Alphabet, Inc., Class A *	561	677,172

Internet & Direct Marketing Retail — 0.4%
Amazon.com, Inc. *	97	194,291

IT Services — 5.0%
Accenture plc, Class A	1,937	329,677
Automatic Data Processing, Inc.	4,263	642,264
Fidelity National Information Services, Inc.	6,306	687,795
International Business Machines Corp.	2,050	309,981
Visa, Inc., Class A	3,560	534,320

		2,504,037

Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc.	1,219	297,534

Machinery — 3.7%
Cummins, Inc.	1,180	172,362
Ingersoll-Rand plc	5,203	532,267
PACCAR, Inc.	3,500	238,665
Snap-on, Inc.	1,857	340,945
Stanley Black & Decker, Inc.	4,138	605,969

		1,890,208

JPMorgan Equity Premium Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares	Value ($)
Media — 0.9%
Comcast Corp., Class A	12,962	458,984

Multiline Retail — 0.9%
Dollar General Corp.	4,352	475,673

Multi-Utilities — 3.2%
Ameren Corp.	10,175	643,264
Public Service Enterprise Group, Inc.	9,089	479,808
WEC Energy Group, Inc.	7,620	508,711

		1,631,783

Oil, Gas & Consumable Fuels — 2.5%
Chevron Corp.	3,288	402,057
Occidental Petroleum Corp.	4,220	346,757
ONEOK, Inc.	2,938	199,167
TransCanada Corp. (Canada)	7,606	307,739

		1,255,720

Personal Products — 0.9%
Estee Lauder Cos., Inc. (The), Class A	3,000	435,960

Pharmaceuticals — 4.8%
Bristol-Myers Squibb Co.	1,665	103,364
Eli Lilly & Co.	6,210	666,395
Johnson & Johnson	4,682	646,912
Merck & Co., Inc.	4,180	296,529
Pfizer, Inc.	16,287	717,768

		2,430,968

Road & Rail — 2.5%
Norfolk Southern Corp.	3,365	607,383
Union Pacific Corp.	4,158	677,047

		1,284,430

Semiconductors & Semiconductor Equipment — 2.4%
Analog Devices, Inc.	6,423	593,870
Microchip Technology, Inc.	2,648	208,954
Texas Instruments, Inc.	3,754	402,767

		1,205,591

Software — 1.9%
Microsoft Corp.	6,257	715,613
Oracle Corp.	5,242	270,277

		985,890

Specialty Retail — 4.8%
AutoZone, Inc. *	368	285,458
Home Depot, Inc. (The)	3,192	661,223
O’Reilly Automotive, Inc. *	890	309,115
Ross Stores, Inc.	6,710	664,961
TJX Cos., Inc. (The)	4,373	489,863

		2,410,620

Technology Hardware, Storage & Peripherals — 1.0%
Apple, Inc.	2,282	515,139

Textiles, Apparel & Luxury Goods — 0.4%
PVH Corp.	1,411	203,748

Tobacco — 1.7%
Altria Group, Inc.	7,778	469,091
Philip Morris International, Inc.	4,642	378,509

		847,600

TOTAL COMMON STOCKS (Cost $41,822,027)		42,161,147

	Principal Amount
EQUITY-LINKED NOTES — 14.8%
Bank of Montreal, ELN, 27.75%, 10/26/2018, (linked to S&P 500 Index) (a)	646	1,871,072
Barclays Bank plc, ELN, 20.08%, 10/5/2018, (linked to S&P 500 Index) (a)	646	1,872,559
GS Finance Corp, ELN, 34.05%, 10/5/2018, (linked to S&P 500 Index) (a)	646	1,874,110
UBS AG, ELN, 30.35%, 10/19/2018, (linked to S&P 500 Index) (a)	646	1,875,674

TOTAL EQUITY-LINKED NOTES (Cost $7,497,528)		7,493,415

	Shares
SHORT-TERM INVESTMENTS — 1.4%
INVESTMENT COMPANIES — 1.4%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.97% (b) (c) (Cost $723,627)	723,627	723,627

TOTAL LONG POSITIONS (Cost $50,043,182)		50,378,189

SHORT POSITIONS — 0.0% (d)
COMMON STOCKS — 0.0% (d)
Auto Components — 0.0% (d)
Garrett Motion, Inc. (Switzerland) * †	(186)	(3,441)

TOTAL SHORT POSITIONS (Proceeds $(3,059))		(3,441)

Total Investments — 99.6% (Cost $50,040,123)		50,374,748
Other Assets in Excess of Liabilities — 0.4%		215,881

Net Assets — 100.0%		50,590,629

Percentages indicated are based on net assets.

JPMorgan Equity Premium Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Abbreviations

ELN	Equity-Linked Note
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2018.
(d)	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
†	Short position is the result of the sale of a security from a pending corporate action on Honeywell International, Inc.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Equity Premium Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$42,884,774	$7,493,415	$—	$50,378,189

Total Liabilities for Securities Sold Short (a)	$(3,441)	$—	$—	$(3,441)

(a)

Portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of Equity-Linked Notes. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2018.

JPMorgan SmartSpending 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 65.4%
Fixed Income — 45.5%
JPMorgan Core Bond Fund Class R6 Shares (a)	530,582	5,937,217
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	393,281	3,146,248
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	4,341	34,514
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	244,487	2,298,181
JPMorgan High Yield Fund Class R6 Shares (a)	341,920	2,485,761

Total Fixed Income		13,901,921

International Equity — 4.6%
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	75,946	1,400,439

U.S. Equity — 15.3%
JPMorgan Equity Index Fund Class R6 Shares (a)	49,915	2,232,194
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	28,232	701,001
JPMorgan U.S. Equity Fund Class R6 Shares (a)	63,646	1,144,350
JPMorgan Value Advantage Fund Class R6 Shares (a)	15,933	594,951

Total U.S. Equity		4,672,496

TOTAL INVESTMENT COMPANIES (Cost $19,093,241)		19,974,856

EXCHANGE TRADED FUNDS — 29.5%
Alternative Assets — 2.0%
Schwab U.S. REIT ETF	14,520	605,920

Fixed Income — 17.9%
iShares Core U.S. Aggregate Bond ETF	25,646	2,706,166
iShares TIPS Bond ETF	24,882	2,752,447

Total Fixed Income		5,458,613

International Equity — 7.0%
iShares Core MSCI EAFE ETF	22,757	1,458,268
iShares Core MSCI Emerging Markets ETF	13,038	675,108

Total International Equity		2,133,376

U.S. Equity — 2.6%
iShares Russell 2000 ETF	1,970	332,043
iShares Russell Mid-Cap ETF	2,104	463,932

Total U.S. Equity		795,975

TOTAL EXCHANGE TRADED FUNDS (Cost $8,657,346)		8,993,884

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 1.3%
U.S. Treasury Notes 1.13%, 1/31/2019 (b) (Cost $403,977)	405,000	403,402

	Shares
SHORT-TERM INVESTMENTS — 3.9%
INVESTMENT COMPANIES — 3.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.02% (a) (c) (Cost $1,175,874)	1,175,874	1,175,874

Total Investments — 100.1% (Cost $29,330,438)		30,548,016
Liabilities in Excess of Other Assets — (0.1%)		(29,025)

Net Assets — 100.0%		30,518,991

Percentages indicated are based on net assets.

JPMorgan SmartSpending 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Futures contracts outstanding as of September 30, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	6	12/2018	AUD	558,848	(4,379)
S&P 500 E-Mini Index	7	12/2018	USD	1,021,475	2,491
U.S. Treasury 10 Year Note	11	12/2018	USD	1,306,766	(17,446)
U.S. Treasury Ultra Bond	4	12/2018	USD	617,000	(21,376)

					(40,710)

Short Contracts
Canada 10 Year Bond	(6)	12/2018	CAD	(616,328)	8,322
EURO STOXX 50 Index	(16)	12/2018	EUR	(628,821)	(10,575)
Euro-Bund	(2)	12/2018	EUR	(368,726)	3,985
MSCI Emerging Markets E-Mini Index	(3)	12/2018	USD	(157,440)	(4,081)

					(2,349)

					(43,059)

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EAFE	Europe, Australasia and Far East
ETF	Exchange Traded Fund
EUR	Euro
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security
USD	United States Dollar
(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of September 30, 2018.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480 4111.

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

JPMorgan SmartSpending 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$30,144,614	$403,402	$—	$30,548,016

Appreciation in Other Financial Instruments
Futures Contracts (a)	$14,798	$—	$—	$14,798

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(47,282)	$(10,575)	$—	$(57,857)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2018.

JPMorgan Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited)

Investments	Shares	Value ($)
LONG POSITIONS — 116.4%
COMMON STOCKS — 115.1%
Aerospace & Defense — 0.9%
General Dynamics Corp.	600	122,832

Airlines — 6.7%
American Airlines Group, Inc.	6,300	260,379
Delta Air Lines, Inc. (a)	3,542	204,834
Southwest Airlines Co.	5,231	326,676
United Continental Holdings, Inc.*	1,800	160,308

		952,197

Auto Components — 1.1%
Adient plc	600	23,586
Magna International, Inc. (Canada)	2,500	131,325

		154,911

Automobiles — 3.4%
Ford Motor Co. (a)	7,755	71,734
General Motors Co. (a)	12,059	406,027

		477,761

Banks — 14.7%
Bank of America Corp. (a)	20,112	592,500
Cathay General Bancorp	800	33,152
Citigroup, Inc. (a)	5,534	397,009
Citizens Financial Group, Inc.	1,600	61,712
East West Bancorp, Inc.	600	36,222
Huntington Bancshares, Inc.	10,637	158,704
ING Groep NV, ADR (Netherlands)	15,900	206,223
KeyCorp(a)	12,325	245,144
SVB Financial Group*	100	31,083
Wells Fargo & Co. (a)	5,896	309,894

		2,071,643

Biotechnology — 1.2%
Biogen, Inc.*	200	70,662
Gilead Sciences, Inc. (a)	1,187	91,648

		162,310

Building Products — 0.2%
Owens Corning	500	27,135

Capital Markets — 4.3%
Charles Schwab Corp. (The)	1,190	58,488
Goldman Sachs Group, Inc. (The)	600	134,544
Morgan Stanley	5,063	235,784
State Street Corp.	2,213	185,405

		614,221

Chemicals — 7.0%
Celanese Corp.	1,636	186,504
DowDuPont, Inc.	2,910	187,142
Eastman Chemical Co. (a)	2,408	230,494
FMC Corp.	3,300	287,694
Mosaic Co. (The)	3,200	103,936

		995,770

Consumer Finance — 0.5%
Ally Financial, Inc.	2,800	74,060
Capital One Financial Corp.	5	475

		74,535

Containers & Packaging — 0.5%
Crown Holdings, Inc.*	1,600	76,800

Diversified Financial Services — 1.1%
Berkshire Hathaway, Inc., Class B*	400	85,644
Voya Financial, Inc.	1,357	67,402

		153,046

Electrical Equipment — 1.3%
Eaton Corp. plc	2,080	180,398

Electronic Equipment, Instruments & Components — 0.8%
Corning, Inc.	3,250	114,725

Entertainment — 1.1%
Walt Disney Co. (The)	1,300	152,022

Equity Real Estate Investment Trusts (REITs) — 1.7%
Brixmor Property Group, Inc.	2,300	40,273
Iron Mountain, Inc.	1,400	48,328
Vornado Realty Trust	900	65,700
Weyerhaeuser Co.	2,582	83,321

		237,622

Food & Staples Retailing — 0.7%
Walgreens Boots Alliance, Inc.	1,405	102,424

Food Products — 1.7%
General Mills, Inc.	2,100	90,132
Mondelez International, Inc., Class A	3,400	146,064

		236,196

Health Care Equipment & Supplies — 2.2%
Boston Scientific Corp.*	1,500	57,750
Zimmer Biomet Holdings, Inc.	1,975	259,653

		317,403

Health Care Providers & Services — 11.5%
AmerisourceBergen Corp.	2,515	231,934
Cigna Corp.	3,000	624,750
CVS Health Corp. (a)	6,900	543,168
UnitedHealth Group, Inc.	700	186,228
Universal Health Services, Inc., Class B	300	38,352

		1,624,432

Hotels, Restaurants & Leisure — 1.2%
Arcos Dorados Holdings, Inc., Class A (Uruguay)	6,000	37,500
Caesars Entertainment Corp.*	7,900	80,975
Royal Caribbean Cruises Ltd.	400	51,976

		170,451

Household Durables — 6.1%
DR Horton, Inc. (a)	4,561	192,383
Lennar Corp., Class A (a)	7,738	361,287
Mohawk Industries, Inc.*	800	140,280
Taylor Morrison Home Corp., Class A*	6,400	115,456
Whirlpool Corp.	400	47,500

		856,906

Insurance — 7.3%
American International Group, Inc.	3,100	165,044
Athene Holding Ltd., Class A* (a)	5,700	294,462

JPMorgan Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares	Value ($)
LONG POSITIONS — continued
Insurance — continued
Hartford Financial Services Group, Inc. (The)	2,700	134,892
Lincoln National Corp.	4,312	291,750
Principal Financial Group, Inc.	1,000	58,590
Prudential Financial, Inc. (a)	838	84,906

		1,029,644

Internet & Direct Marketing Retail — 0.9%
Expedia Group, Inc.	1,000	130,480

IT Services — 1.6%
InterXion Holding NV (Netherlands)*	3,400	228,820

Machinery — 3.9%
Caterpillar, Inc.	900	137,241
Deere & Co.	600	90,198
Ingersoll-Rand plc	700	71,610
PACCAR, Inc.	2,900	197,751
Stanley Black & Decker, Inc.	400	58,576

		555,376

Media — 6.3%
Altice USA, Inc., Class A	2,900	52,606
CBS Corp. (Non-Voting), Class B	1,900	109,155
Charter Communications, Inc., Class A*	1,100	358,468
Comcast Corp., Class A (a)	9,100	322,231
DISH Network Corp., Class A*	1,436	51,351

		893,811

Metals & Mining — 2.4%
AK Steel Holding Corp.*	13,156	64,464
Alumina Ltd., ADR (Australia)	5,423	43,520
Freeport-McMoRan, Inc.	5,037	70,115
United States Steel Corp. (a)	5,066	154,412

		332,511

Multiline Retail — 0.3%
Dollar Tree, Inc.*	500	40,775

Multi-Utilities — 0.4%
Sempra Energy	500	56,875

Oil, Gas & Consumable Fuels — 10.1%
Concho Resources, Inc.*	500	76,375
Diamondback Energy, Inc.	1,688	228,201
EOG Resources, Inc.	2,039	260,115
Euronav NV (Belgium)	8,100	70,470
Marathon Petroleum Corp.	700	55,979
Occidental Petroleum Corp.	3,366	276,584
Parsley Energy, Inc., Class A*	4,800	140,400
Pioneer Natural Resources Co. (a)	1,839	320,336

		1,428,460

Pharmaceuticals — 5.4%
Allergan plc	600	114,288
Johnson & Johnson	1,600	221,072
Merck & Co., Inc.	1,100	78,034
Pfizer, Inc.	7,842	345,597

		758,991

Semiconductors & Semiconductor Equipment — 1.6%
Analog Devices, Inc. (a)	1,500	138,690
Microchip Technology, Inc.	1,000	78,910

		217,600

Software — 0.7%
Microsoft Corp.	913	104,420

Specialty Retail — 1.2%
AutoZone, Inc.*	153	118,682
Lithia Motors, Inc., Class A	600	48,996

		167,678

Technology Hardware, Storage & Peripherals — 0.3%
Western Digital Corp.	700	40,978

Textiles, Apparel & Luxury Goods — 1.2%
PVH Corp.	1,000	144,400
Tapestry, Inc.	600	30,162

		174,562

Tobacco — 0.5%
Philip Morris International, Inc.	800	65,232

Wireless Telecommunication Services — 1.1%
T-Mobile US, Inc.*	2,300	161,414

TOTAL COMMON STOCKS (Cost $14,817,861)		16,263,367

SHORT-TERM INVESTMENTS — 1.3%
INVESTMENT COMPANIES — 1.3%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.97% (b) (c)(Cost $177,847)	177,847	177,847

TOTAL LONG POSITIONS (Cost $14,995,708)		16,441,214

SHORT POSITIONS — (15.9)%
COMMON STOCKS — (15.9)%
Air Freight & Logistics — (0.3)%
CH Robinson Worldwide, Inc.	(420)	(41,126)

Auto Components — (0.4)%
Garrett Motion, Inc. (Switzerland)*	(1,831)	(33,874)
Lear Corp.	(210)	(30,450)

		(64,324)

Automobiles — (0.7)%
Tesla, Inc.*	(363)	(96,112)

Banks — (0.3)%
Bank OZK	(1,115)	(42,326)

JPMorgan Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

Investments	Shares	Value ($)
LONG POSITIONS — continued
Capital Markets — (0.4)%
Thomson Reuters Corp. (Canada)	(1,094)	(49,974)

Chemicals — (3.8)%
Air Products & Chemicals, Inc.	(425)	(70,996)
Albemarle Corp.	(1,935)	(193,074)
LyondellBasell Industries NV, Class A	(600)	(61,506)
PPG Industries, Inc.	(300)	(32,739)
Praxair, Inc.	(595)	(95,635)
Scotts Miracle-Gro Co. (The)	(983)	(77,392)

		(531,342)

Electric Utilities — (0.3)%
Southern Co. (The)	(930)	(40,548)

Energy Equipment & Services — (0.6)%
Helmerich & Payne, Inc.	(750)	(51,577)
Schlumberger Ltd.	(475)	(28,937)

		(80,514)

Equity Real Estate Investment Trusts (REITs) — (2.9)%
Alexandria Real Estate Equities, Inc.	(318)	(40,001)
EastGroup Properties, Inc.	(282)	(26,965)
Life Storage, Inc.	(412)	(39,206)
Macerich Co. (The)	(1,160)	(64,136)
Mack-Cali Realty Corp.	(3,930)	(83,552)
Realty Income Corp.	(706)	(40,164)
Simon Property Group, Inc.	(153)	(27,043)
SL Green Realty Corp.	(698)	(68,076)
Tanger Factory Outlet Centers, Inc.	(1,223)	(27,982)

		(417,125)

Food & Staples Retailing — (0.8)%
Costco Wholesale Corp.	(172)	(40,399)
Sysco Corp.	(943)	(69,075)

		(109,474)

Health Care Equipment & Supplies — (1.0)%
Baxter International, Inc.	(618)	(47,642)
Edwards Lifesciences Corp.*	(269)	(46,833)
Stryker Corp.	(244)	(43,354)

		(137,829)

Insurance — (0.7)%
Torchmark Corp.	(1,199)	(103,941)

Internet & Direct Marketing Retail — (0.3)%
Booking Holdings, Inc.*	(19)	(37,696)

Multiline Retail — (0.4)%
Kohl’s Corp.	(719)	(53,601)

Oil, Gas & Consumable Fuels — (0.5)%
ConocoPhillips	(999)	(77,323)

Paper & Forest Products — (0.2)%
Domtar Corp.	(708)	(36,936)

Real Estate Management & Development — (0.6)%
RMR Group, Inc. (The), Class A	(852)	(79,066)

Semiconductors & Semiconductor Equipment — (0.5)%
Applied Materials, Inc.	(1,065)	(41,162)
Lam Research Corp.	(181)	(27,458)

		(68,620)

Software — (0.7)%
Citrix Systems, Inc.*	(655)	(72,810)
Snap, Inc., Class A*	(3,553)	(30,129)

		(102,939)

Specialty Retail — (0.3)%
Bed Bath & Beyond, Inc.	(1,818)	(27,270)
TJX Cos., Inc. (The)	(160)	(17,923)

		(45,193)

Textiles, Apparel & Luxury Goods — (0.2)%
Lululemon Athletica, Inc.*	(184)	(29,898)

TOTAL COMMON STOCKS (Proceeds $(2,266,365))		(2,245,907)

TOTAL SHORT POSITIONS (Proceeds $(2,266,365))		(2,245,907)

Total Investments — 100.5% (Cost $12,729,343)		14,195,307
Liabilities in Excess of Other Assets — (0.5%)		(75,409)

Net Assets — 100.0%		14,119,898

Percentages indicated are based on net assets.

Abbreviations

ADR	—	American Depositary Receipt
(a)	—	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral was $3,186,608.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	The rate shown is the current yield as of September 30, 2018.
*	—	Non-income producing security.

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes

JPMorgan Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2018 (Unaudited) (continued)

monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$16,441,214	$—	$—	$16,441,214

Total Liabilities for Securities Sold Short (a)	$(2,245,907)	$—	$—	$(2,245,907)

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2018.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust IV

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 28, 2018

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
November 28, 2018